Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2020
Summary of Financial Assets And Liabilities

At April 30, 2020, the Company had the following financial assets and liabilities denominated in CAD and denominated in MXN$:

	CAD	MXN$
Cash	$293	$11,325
Other working capital amounts – net	(119)	6,066
Long-term liabilities	$(3,196)	$-

Liquidity risk [member]
Summary of Obligations Due

Obligations due within twelve months of April 30,	2020	2021	2022	2023 and beyond
Trade and other payables	$2,441	$-	$-	$-
Loan payable	3,196	-	-	-
Reclamation and closure obligations	$-	$-	$-	$1,014